UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2014 (Unaudited)

DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.8%
New York 87.8%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	1,000,000	1,073,720
Series A, 5.75%, 11/15/2022	1,000,000	1,140,710
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,229,080
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021, INS: AGMC	4,500,000	5,069,385
Hudson, NY, Yards Infrastructure Corp. Revenue, Series A, 5.75%, 2/15/2047	3,000,000	3,431,550
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	5,863,300
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,007,575
Long Island, NY, Electric System Revenue, Power Authority, Series D, 5.0%, 9/1/2023, INS: NATL	5,000,000	5,459,100
Long Island, NY, Power Authority:
Series A, 5.0%, 9/1/2037	4,000,000	4,303,320
Series A, 5.0%, 5/1/2038	2,000,000	2,129,120
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,229,620
Series A, 5.5%, 11/15/2039	5,000,000	5,715,050
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,086,820
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2017, INS: NATL	1,410,000	1,575,562
6.0%, 3/1/2018, INS: NATL	1,130,000	1,292,415
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project, 5.0%, 8/1/2042	1,000,000	1,066,540
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016, INS: NATL	390,000	411,750
6.0%, 7/1/2021, INS: NATL	850,000	1,013,285
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,755,850
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology:
5.5%, 1/1/2015	1,000,000	1,026,370
5.5%, 1/1/2017	4,890,000	5,398,853
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,203,940
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,470,613
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2031	3,500,000	3,915,415
Series D, 5.0%, 11/15/2034	1,000,000	1,088,130
Series B, 5.25%, 11/15/2044	3,000,000	3,364,410
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.03% **, 11/1/2031, LOC: Morgan Stanley Bank	400,000	400,000
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016, INS: NATL	1,185,000	1,262,641
Series C, 5.5%, 4/1/2017	4,000,000	4,405,000
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016, INS: AGMC	1,500,000	1,525,845
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026, INS: NATL	5,000,000	5,088,300
Series A, 5.0%, 10/15/2029, INS: AMBAC	5,000,000	5,087,000
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 5.25%, 12/1/2016	1,850,000	1,963,886
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016, INS: AMBAC	1,085,000	1,144,740
5.75%, 7/1/2018, INS: AGMC	2,250,000	2,480,378
New York, State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series D, Prerefunded, 5.0%, 8/15/2018, INS: NATL	15,000	15,507
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023, INS: NATL	2,970,000	3,055,388
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Series A, 5.0%, 7/1/2037	1,000,000	1,109,650
New York, State Dormitory Authority Revenue, State Supported Debt, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018, INS: NATL	3,105,000	3,208,521
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017, INS: NATL	2,325,000	2,568,962
New York, State Dormitory Authority Revenues, Non State Supported Debt, State University Facilities, Series A, 5.0%, 7/1/2043	2,000,000	2,193,360
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University, Series C, 5.0%, 7/1/2037	2,510,000	2,852,916
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,189,240
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, 5.25%, 7/1/2033	5,000,000	5,366,950
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2039	3,000,000	3,373,740
Series A, 5.25%, 7/1/2034	5,000,000	5,735,250
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2032	2,000,000	2,167,540
Series A, 5.5%, 5/1/2037	1,500,000	1,630,920
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
Series B, 5.25%, 7/1/2024	765,000	821,671
Series A, 6.0%, 7/1/2040	1,500,000	1,685,550
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	3,122,310
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,789,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series A, 5.0%, 7/1/2037	3,000,000	3,383,100
Series C, 5.0%, 7/1/2040	2,750,000	3,095,428
Series A, 5.0%, 7/1/2041	2,000,000	2,290,960
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	2,000,000	2,253,580
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2034	3,900,000	4,401,891
Series A, 5.0%, 3/15/2038	1,250,000	1,409,100
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,758,175
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,773,799
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: NATL	2,000,000	2,131,740
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016, INS: NATL	35,000	37,648
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	445,000	462,052
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing:
Series A, Prerefunded, 5.0%, 9/15/2030, INS: NATL	4,000,000	4,153,800
Series A, 5.0%, 3/15/2039	5,150,000	5,710,629
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,145,780
"3", 5.0%, 3/15/2044	1,190,000	1,247,394
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,310,800
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,667,880
New York, State Thruway Authority, Series J, 5.0%, 1/1/2041	2,220,000	2,427,614
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	5,000,000	5,483,550
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,582,240
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series B, 5.0%, 3/15/2023	45,000	50,073
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	8,948,394
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B-2C, 0.06% **, 1/1/2032, LOC: U.S. Bank NA	1,755,000	1,755,000
Series A-2, 5.25%, 11/15/2034	4,500,000	5,122,620
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,091,700
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2041	3,675,000	4,158,667
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	5,000	5,013
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027, INS: NATL	10,000,000	10,876,800
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021, INS: AGMC	4,000,000	4,388,760
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,144,464
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,266,544
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, Prerefunded, 5.0%, 7/1/2025, INS: NATL	2,100,000	2,210,607
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,141,220
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	2,010,520
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,135,140
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series A, 5.75%, 6/15/2040	4,000,000	4,603,960
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series DD-3B, 0.06% **, 6/15/2043, SPA: State Street Bank & Trust Co.	1,000,000	1,000,000
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,120,880
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	4,000,000	4,424,880
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A, 5.0%, 5/1/2038	4,000,000	4,433,320
Series B1, 5.0%, 11/1/2040	4,000,000	4,493,720
New York, NY, General Obligation:
Series H, 5.125%, 8/1/2018, INS: NATL	5,000	5,020
Series I-1, 5.375%, 4/1/2036	3,000,000	3,452,190
Series I-1, 5.625%, 4/1/2029	3,000,000	3,531,840
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	4,894,800
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015, INS: NATL	2,335,000	2,374,812
Onondaga, NY, Civic Development Corp., St. Josephs Hospital Healthcare Center Project, Series A, 5.125%, 7/1/2031	1,500,000	1,538,715
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	935,000	499,187
5.7%, 1/1/2028	3,250,000	1,735,143
Triborough, NY, Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2038	2,625,000	2,915,929
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,288,840

		289,911,666
Guam 0.3%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	358,051
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	649,953

		1,008,004
Puerto Rico 4.6%
Puerto Rico, Electric Power Authority Revenue:
Series UU, 0.676% *, 7/1/2029, INS: AGMC	10,000,000	7,036,100
Series A, 6.75%, 7/1/2036	1,605,000	1,111,495
Puerto Rico, Highway & Transportation Authority Revenue:
Series Z, ETM, 6.0%, 7/1/2018, INS: AGMC	1,475,000	1,741,149
Series Z, 6.0%, 7/1/2018, INS: AGMC	1,275,000	1,386,218
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	5,000,000	4,068,900

		15,343,862
Virgin Islands 1.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	500,000	521,175
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Notes, Series A, 5.0%, 10/1/2032	3,000,000	3,240,540

		3,761,715

Total Municipal Bonds and Notes (Cost $288,474,303)		310,025,247
Municipal Inverse Floating Rate Notes (a) 13.4%
New York
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2019, INS: AMBAC (b)	10,000,000	10,638,200
Trust: New York, State Thruway Authority, Highway & Bridge Trust Fund, Series 1071-1, 144A, 9.39%, 4/1/2015, Leverage Factor at purchase date: 2 to 1
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (b)	9,900,000	11,016,126
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 18.14%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (b)	10,000,000	11,443,600
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 3384, 144A, 20.17%, 12/15/2016, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (b)	10,000,000	11,117,200
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 3283, 144A, 18.125%, 11/1/2020, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $45,972,745)		44,215,126

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $334,447,048) †	107.2	354,240,373
Other Assets and Liabilities, Net	(7.2)	(23,852,157)

Net Assets	100.0	330,388,216

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2014.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2014.

†
The cost for federal income tax purposes was $305,720,204.  At May 31, 2014, net unrealized appreciation for all securities based on tax cost was $21,095,169.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,203,882 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,108,713.

(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(b) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(c)	$—	$354,240,373	$—	$354,240,373
Total	$—	$354,240,373	$—	$354,240,373

There have been no transfers between fair value measurement levels during the period ended May 31, 2014.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2014